Related party transactions and balances - Other payables (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Related Party Transaction [Line Items]
Other payables to related parties	$ 2,264,826	$ 1,334,534
Discontinued operations
Related Party Transaction [Line Items]
Other payables to related parties	29,846	88,670
Continuing operations
Related Party Transaction [Line Items]
Other payables to related parties	2,234,980	1,245,864
Xia Wang
Related Party Transaction [Line Items]
Other payables to related parties	153,659	83,619
Zeshu Dai
Related Party Transaction [Line Items]
Other payables to related parties	0	659,420
Penglin Wang
Related Party Transaction [Line Items]
Other payables to related parties	248	162,047
Zili Zhang
Related Party Transaction [Line Items]
Other payables to related parties	12	429,448
Zhou Jiaping
Related Party Transaction [Line Items]
Other payables to related parties	231,268	0
Zhou Jun
Related Party Transaction [Line Items]
Other payables to related parties	$ 1,879,639	$ 0